FINANCIAL RISK MANAGEMENT (Narrative) (Details) $ in Thousands, lb in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) lb lb	Dec. 31, 2024 CAD ($) lb
Disclosure Of Financial Risk Management [Line Items]
Copper in concentrate exposed to price movements | lb	2.4	8.8
Percentage CAD strengthening against USD	10.00%
Fair value of senior secured notes | $	$ 728,782	$ 735,038
Carrying value of senior secured notes | $	$ 685,300	$ 719,250
USD [Member]
Disclosure Of Financial Risk Management [Line Items]
US dollar increase in commodity price per lb of copper | lb	0.1
Closing exchange rate	1.37	1.44
Commodity derivatives [Member]
Disclosure Of Financial Risk Management [Line Items]
Interest rate basis points	100 basis points
Two customers [Member]
Disclosure Of Financial Risk Management [Line Items]
Revenue from significant customers	100.00%
Three customers [Member]
Disclosure Of Financial Risk Management [Line Items]
Revenue from significant customers		99.00%